RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
RESTRICTED CASH (Text Block)	7.RESTRICTED CASH The Company's restricted cash at December 31, 2022 consists of $46,001 (December 31, 2021 - $18,147), in credit card security deposits.